RETIREMENT-RELATED BENEFITS - Net Periodic Cost (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Interest cost		$ 2,048	$ 2,028	$ 2,211
Expected return on plan assets		(3,689)	(3,953)	(4,096)
Amortization of prior service costs/(credits)		10	10	10
Recognized actuarial losses		1,314	1,654	1,056
Total net periodic (income)/cost of defined benefit plans		(317)	(261)	(818)
Non-US Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost		420	454	449
Interest cost		1,035	1,075	1,533
Expected return on plan assets		(1,867)	(1,919)	(2,247)
Amortization of transition assets		0	0	0
Amortization of prior service costs/(credits)		(106)	(98)	(111)
Recognized actuarial losses		1,408	1,581	1,400
Curtailments and settlements		22	35	26
Multi-employer plans/other costs		126	293	217
Total net periodic (income)/cost of defined benefit plans		1,039	1,421	1,267
Non-US Pension Plans | Litigation in Spain regarding defined benefit and defined contribution plans | SG&A expense
Components of net periodic (income)/cost of the retirement-related benefit plans
Multi-employer plans/other costs	$ 56	56	233	148
U.S. Nonpension Postretirement Benefit Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost		17	24	26
Interest cost		165	163	187
Expected return on plan assets		0	0	0
Amortization of prior service costs/(credits)		(7)	(7)	(7)
Recognized actuarial losses		20	39	0
Total net periodic (income)/cost of defined benefit plans		195	218	206
Non-U.S. Nonpension Postretirement Benefit Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost		5	7	7
Interest cost		51	50	63
Expected return on plan assets		(6)	(7)	(9)
Amortization of transition assets		0	0	0
Amortization of prior service costs/(credits)		(5)	(5)	(5)
Recognized actuarial losses		9	10	11
Curtailments and settlements		(38)	0	0
Total net periodic (income)/cost of defined benefit plans		$ 16	$ 55	$ 66